Business Combinations - Schedule of Pro Forma Financial Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Pro Forma Financial Information [Atstract]
Net revenues	$ 267,088,688	$ 48,273,959
Net loss	$ (7,057,504)	$ (2,168,867)
Net loss per common share (in Dollars per share)	$ (0.09)	$ (0.03)